Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2022	2021
Current tax expense	(1 704)	(1 388)
Deferred tax (expense)/income	459	157

Total income tax expense in the income statement	(1 244)	(1 231)

5	Amended to conform to 2022 presentation.

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Profit/(loss) before tax	3 718	4 305
Deduct share of results of associates and joint ventures	129	100
Deduct exceptional share of results of associates	(1 143)	—

Profit before tax and before share of results of associates and joint ventures	4 732	4 205

Adjustments to the tax basis
Government incentives	(304)	(216)
Non-deductible/(non-taxable) mark-to-market on derivatives	(296)	(631)
Other expenses not deductible for tax purposes	962	1 187
Other non-taxable income	(346)	(272)

Adjusted tax basis	4 748	4 273

Aggregate weighted nominal tax rate	26.9%	27.2%

Tax at aggregated nominal tax rate	(1 277)	(1 163)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses carried forward	(8)	(128)
(Underprovided)/overprovided in prior years	24	14
Deductions from interest on equity	268	191
Deductions from goodwill and other tax deductions	5	120
Change in tax rate	5	(44)
Withholding taxes	(181)	(192)
Other tax adjustments	(81)	(29)

Total tax expense	(1 244)	(1 231)

Effective tax rate	26.3%	29.3%